Convertible Notes Payable (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Convertible Notes Payable [Line Items]
Principal amount | ¥		¥ 18,449
Convertible notes payable	$ 2,638,000	¥ 18,449
Net proceeds | $	$ 2,580,000
Convertible Note [Member]
Convertible Notes Payable [Line Items]
Contractual rate	10.00%	10.00%
Principal amount | $	$ 3,370
Convertible notes payable | ¥		¥ 18,449